Financial risk management and derivative financial instruments - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of financial risk management [line items]
Change in value of hedged item used as basis for recognising hedge ineffectiveness	$ 15	$ (6)	[1],[2]	$ 0
Funds held in foreign countries where repatriation is restricted	$ 56	$ 47
Cash flow leverage ratio	2.09	2.07			2.09		2.07
Ratio between the hedged item and the hedging instrument	1				1
Currency swaps [member]
Disclosure of financial risk management [line items]
Other fair value elements of currency swaps	$ (3)	$ 0
Currency swaps [member] | Carrying Amounts [Member]
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount	$ (2)	$ (4)
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €					€ 500		€ 500
Interest rate	2.125%	2.125%			2.125%		2.125%
EUR500m 1.625% bonds 2024 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €					€ 500		€ 500
Interest rate	1.625%	1.625%			1.625%		1.625%
EUR600m 4.375% bonds 2029 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €					€ 600	€ 600
Interest rate	4.375%				4.375%	4.375%
Revolving Credit Facility [Member]
Disclosure of financial risk management [line items]
Interest margin payable	0.60%				0.60%
Interest rate risk [member]
Disclosure of financial risk management [line items]
Interest rate on deposits	1.00%				1.00%
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings	The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months.
Fixed Interest rate borrowings	100.00%	100.00%			100.00%		100.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted	$ 30	$ 24
Number of financial covenants	two

[1]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.
[2]	‘Losses on net investment hedges’ previously presented within ‘Exchange gains on retranslation of foreign operations’.